PENSIONS - Asset Allocation (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marine Scheme
Pensions:
Target allocation	100.00%
Actual allocation	100.00%	100.00%
Marine Scheme | Equity
Pensions:
Target allocation, minimum	30.00%
Target allocation, maximum	65.00%
Marine Scheme | Bonds
Pensions:
Target allocation, minimum	10.00%
Target allocation, maximum	50.00%
Marine Scheme | Other
Pensions:
Target allocation, minimum	20.00%
Target allocation, maximum	40.00%
Marine Scheme | Minimum | Equity
Pensions:
Actual allocation	30.00%	30.00%
Marine Scheme | Minimum | Bonds
Pensions:
Actual allocation	10.00%	10.00%
Marine Scheme | Minimum | Other
Pensions:
Actual allocation	20.00%	20.00%
Marine Scheme | Maximum | Equity
Pensions:
Actual allocation	65.00%	65.00%
Marine Scheme | Maximum | Bonds
Pensions:
Actual allocation	50.00%	50.00%
Marine Scheme | Maximum | Other
Pensions:
Actual allocation	40.00%	40.00%
UK Scheme
Pensions:
Target allocation	100.00%
Actual allocation	100.00%	100.00%
UK Scheme | Equity
Pensions:
Target allocation	70.00%
Actual allocation	72.50%	73.00%
UK Scheme | Bonds
Pensions:
Target allocation	30.00%
Actual allocation	22.50%	23.00%
UK Scheme | Cash
Pensions:
Target allocation	0.00%
Actual allocation	5.00%	5.00%